UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

Item 1.	Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

January 31, 2012

AEW Real Estate Fund

TABLE OF CONTENTS

Management Discussion page 1

Investment Results page 3

Portfolio of Investments page  7

Financial Statements page 10

AEW REAL ESTATE FUND

Management Discussion

Manager:

Matthew A. Troxell, CFA

Jeffrey P. Caira

J. Hall Jones, Jr., CFA

Roman Ranocha, CFA

AEW Capital Management, L.P.

Objective:

Seeks to provide investors with above-average income and long-term growth of capital

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:

August 31, 2000

Symbols:

Class A	NRFAX
Class B	NRFBX
Class C	NRCFX
Class Y	NRFYX

Market Conditions

The past year was volatile for equities as markets were roiled by numerous factors, including turmoil in North Africa and the Middle East, an earthquake and tsunami in Japan, rising concerns over the sovereign debt crisis in Europe, fears of a further global economic slowdown, the debt ceiling overhang in the United States and the resulting political divide in Congress. Positive stock market drivers that helped offset much of the negative impact of these factors included indicators that the U.S. economy was showing signs of improvement. Corporate earnings reports were solid, retail sales improved and unemployment claims decreased. Recent news suggesting that some progress is being made towards resolving Europe’s debt issues was also a positive contributor to the market’s trend upward late in the year.

In this environment, real estate investment trusts (REITs) were among the stronger performing equity classes. The sector benefited from growing confidence among investors surrounding the prospects for global economic stability and diminished expectations of a possible “double-dip” recession. Performance was also helped by positive flows into the U.S. REIT sector, improving commercial property fundamentals, the continuation of historically low levels of new supply and attractive yields. Within the REIT sector, the strongest performing property types were storage, regional malls and manufactured homes, while hotels was the weakest performer.

Performance Results

For the 12 months ended January 31, 2012, Class A shares of AEW Real Estate Fund returned 12.46% at net asset value. The fund outperformed its benchmark, the MSCI U.S. REIT Index, which gained 12.01%, and also outperformed the 10.99% average return of funds in the Morningstar Real Estate Fund category.

Explanation of Fund Performance

From a property sector perspective, regional malls, apartments and storage were the most positive

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contributors to performance, while hotel and industrial were the weakest performing sectors. Among individual securities, the fund’s top two contributors to return were regional mall REIT Simon Property Group and storage REIT Public Storage. The performance of Simon Property, the largest REIT in North America, was the result of the company’s relatively strong operating results, its liquidity and the high quality of its assets. Public Storage, which is the largest self-storage REIT in the country, benefited from solid earnings results during the year, as well as from having minimal debt and significant free cash flow.

Individual detractors included hotel REIT Host Hotels and Resorts and diversified REIT Vornado Realty Trust. The weak performance of Host Hotels was due in large part to the broader hotel sector decline, which was driven by heightened investor concerns over the sustainability of improving hotel fundamentals in light of an uncertain economic outlook. Vornado underperformed during the year as investors became impatient with the company’s lack of progress on simplifying its business lines. The company also suffered due to its exposure to the weakening Washington, D.C. office market.

Outlook

As we begin a new year, the U.S. economy continues to face many uncertainties, driven by factors both domestically and abroad. We expect that broader macroeconomic and news headlines will likely continue to play a significant role in the valuation of equities, including REITs. Should Europe’s sovereign debt woes continue to mushroom, it increases the potential for financial contagion, which could push the U.S. economy back into recession. Another stalemate in fiscal policymaking in Washington could do the same. While we do not foresee a rapid recovery of the economy in the near term if these concerns prove unfounded, we do expect slow and steady growth, which should continue to support a gradual improvement in underlying commercial property fundamentals. This scenario, combined with low interest rates, should provide support to REIT pricing.

What You Should Know

Investments in the fund are subject to a number of risks. Please see the “Principal Risks” section of the fund’s prospectus. The purchase of fund shares should be seen as a long-term investment.

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AEW REAL ESTATE FUND

Investment Results through January 31, 2012

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares4

January 31, 2002 through January 31, 2012

Average Annual Total Returns — January 31, 20124

	1 Year	5 Years	10 Years

Class A (Inception 12/29/00)
NAV	12.46%	-2.12%	11.15%
With 5.75% Maximum Sales Charge	5.99	-3.27	10.50

Class B (Inception 12/29/00)
NAV	11.53	-2.84	10.32
With CDSC[1]	6.53	-3.16	10.32

Class C (Inception 12/29/00)
NAV	11.60	-2.84	10.32
With CDSC[1]	10.60	-2.84	10.32

Class Y (Inception 8/31/00)
NAV	12.76	-1.83	11.46

Comparative Performance
MSCI U.S. REIT Index[2]	12.01	-1.92	10.88
Morningstar Real Estate Fund Avg.[3]	10.99	-2.47	9.81

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Class Y shares are not available for purchase by all investors.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

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Fund Composition	% of Net Assets as of 1/31/12
Common Stocks	97.2
Short-Term Investments and Other	2.8

Ten Largest Holdings	% of Net Assets as of 1/31/12
Simon Property Group, Inc.	11.3
Equity Residential	6.9
Public Storage	5.4
AvalonBay Communities, Inc.	4.7
Boston Properties, Inc.	4.7
Ventas, Inc.	4.4
ProLogis, Inc.	4.4
HCP, Inc.	4.1
Macerich Co. (The)	3.9
Vornado Realty Trust	3.9

Five Largest Industries	% of Net Assets as of 1/31/12
Apartments	15.9
Regional Malls	15.2
Office Property	11.4
Health Care	11.0
Diversified	10.7

Portfolio holdings and asset allocations will vary.

Expense Ratios

as stated in the most recent prospectus

Share Class	Gross Expense Ratio[5]	Net Expense Ratio[6]
A	1.40%	1.40%
B	2.15	2.15
C	2.15	2.15
Y	1.16	1.16

NOTES TO CHARTS

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	Morningstar Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

5	Before fee waivers and/or expense reimbursements.

6	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/12. Contracts are reevaluated on an annual basis.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. Visit ngam.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from August 1, 2011 through January 31, 2012. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2011	ENDING ACCOUNT VALUE 1/31/2012	EXPENSES PAID DURING PERIOD* 8/1/2011 – 1/31/2012
Class A
Actual	$1,000.00	$1,039.40	$6.84
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77
Class B
Actual	$1,000.00	$1,035.80	$10.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.72	$10.56
Class C
Actual	$1,000.00	$1,035.30	$10.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.72	$10.56
Class Y
Actual	$1,000.00	$1,041.00	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50

*	Expenses are equal to the Fund’s annualized expense ratio: 1.33%, 2.08%, 2.08% and 1.08% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2012

AEW Real Estate Fund

Shares	Description	Value (†)

Common Stocks — 97.2% of Net Assets
Lodging — 1.6%
109,300	Starwood Hotels & Resorts Worldwide, Inc.	$5,928,432

Real Estate — 1.6%
195,200	Brookfield Office Properties, Inc.	3,378,912
211,600	Forest City Enterprises, Inc., Class A(b)	2,778,308

		6,157,220

Real Estate Investment Trusts — 94.0%
	REITs — Apartments — 15.9%
97,200	American Campus Communities, Inc.	4,160,160
131,400	AvalonBay Communities, Inc.	17,871,714
130,800	Camden Property Trust	8,436,600
65,400	Campus Crest Communities, Inc.	699,126
436,700	Equity Residential	26,005,485
19,700	Essex Property Trust, Inc.	2,836,800

		60,009,885

	REITs — Diversified — 10.7%
154,800	American Assets Trust, Inc.	3,427,272
106,300	CoreSite Realty Corp.	2,131,315
283,100	DuPont Fabros Technology, Inc.	7,219,050
144,800	Entertainment Properties Trust	6,439,256
201,200	Liberty Property Trust	6,697,948
180,900	Vornado Realty Trust	14,631,192

		40,546,033

	REITs — Health Care — 11.0%
369,600	HCP, Inc.	15,534,288
61,600	Health Care REIT, Inc.	3,524,136
292,300	Omega Healthcare Investors, Inc.	6,091,532
284,001	Ventas, Inc.	16,560,098

		41,710,054

	REITs — Hotels — 5.0%
719,900	Host Hotels & Resorts, Inc.	11,820,758
163,900	Pebblebrook Hotel Trust	3,635,302
186,500	RLJ Lodging Trust	3,327,160

		18,783,220

	REITs — Manufactured Homes — 1.6%
85,500	Equity Lifestyle Properties, Inc.	5,996,970

	REITs — Office Property — 11.4%
97,400	Alexandria Real Estate Equities, Inc.	7,052,734
342,000	BioMed Realty Trust, Inc.	6,350,940
168,900	Boston Properties, Inc.	17,574,045
228,300	Kilroy Realty Corp.	9,504,129
130,000	Piedmont Office Realty Trust, Inc., Class A	2,407,600

		42,889,448

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2012

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)

	REITs — Regional Malls — 15.2%
270,500	Macerich Co. (The)	$14,688,150
315,100	Simon Property Group, Inc.	42,809,486

		57,497,636

	REITs — Shopping Centers — 8.8%
524,900	DDR Corp.	7,275,114
101,100	Federal Realty Investment Trust	9,549,906
528,887	Kite Realty Group Trust	2,644,435
163,000	Ramco-Gershenson Properties Trust	1,885,910
203,800	Regency Centers Corp.	8,421,016
277,800	Retail Opportunity Investments Corp.	3,294,708

		33,071,089

	REITs — Single Tenant — 0.8%
114,400	National Retail Properties, Inc.	3,089,944

	REITs —Storage — 8.0%
148,400	CubeSmart	1,688,792
300,000	Extra Space Storage, Inc.	7,896,000
147,800	Public Storage	20,523,508

		30,108,300

	REITs — Warehouse/Industrials — 5.6%
309,700	First Potomac Realty Trust	4,608,336
519,800	ProLogis, Inc.	16,482,858

		21,091,194

	Total Real Estate Investment Trusts	354,793,773

	Total Common Stocks (Identified Cost $283,271,865)	366,879,425

Principal Amount
Short-Term Investments — 2.8%
$10,478,450	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2012 at 0.000% to be repurchased at $10,478,450 on 2/01/2012 collateralized by $10,075,000 U.S. Treasury Note, 1.875% due 10/31/2017 valued at $10,689,192 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,478,450)	10,478,450

	Total Investments — 100.0% (Identified Cost $293,750,315)(a)	377,357,875
	Other Assets Less Liabilities — (0.0%)	(1,678)

	Net Assets — 100.0%	$377,356,197

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2012

AEW Real Estate Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At January 31, 2012, the net unrealized appreciation on investments based on a cost of $298,281,691 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$79,898,677
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(822,493)

	Net unrealized appreciation	$79,076,184

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2012 (Unaudited)

Apartments	15.9%
Regional Malls	15.2
Office Property	11.4
Health Care	11.0
Diversified	10.7
Shopping Centers	8.8
Storage	8.0
Warehouse/Industrials	5.6
Hotels	5.0
Other Investments, less than 2% each	5.6
Short-Term Investments	2.8

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2012

ASSETS
Investments at cost	$293,750,315
Net unrealized appreciation	83,607,560

Investments at value	377,357,875
Receivable for Fund shares sold	2,790,217
Receivable for securities sold	77,265
Dividends receivable	288,708

TOTAL ASSETS	380,514,065

LIABILITIES
Payable for securities purchased	93,697
Payable for Fund shares redeemed	2,616,415
Management fees payable (Note 5)	246,157
Deferred Trustees’ fees (Note 5)	74,769
Administrative fees payable (Note 5)	14,676
Payable to distributor (Note 5d)	4,594
Other accounts payable and accrued expenses	107,560

TOTAL LIABILITIES	3,157,868

NET ASSETS	$377,356,197

NET ASSETS CONSIST OF:
Paid-in capital	$316,092,163
Undistributed net investment income	27,942
Accumulated net realized loss on investments	(22,371,468)
Net unrealized appreciation on investments	83,607,560

NET ASSETS	$377,356,197

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$70,122,650

Shares of beneficial interest	3,762,892

Net asset value and redemption price per share	$18.64

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.78

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,072,262

Shares of beneficial interest	111,122

Net asset value and offering price per share	$18.65

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,122,472

Shares of beneficial interest	488,548

Net asset value and offering price per share	$18.67

Class Y shares:
Net assets	$296,038,813

Shares of beneficial interest	16,432,554

Net asset value, offering and redemption price per share	$18.02

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2012

INVESTMENT INCOME
Dividends	$7,248,842
Less net foreign taxes withheld	(14,545)

7,234,297

Expenses
Management fees (Note 5)	2,691,142
Service and distribution fees (Note 5)	289,973
Administrative fees (Note 5)	155,853
Trustees’ fees and expenses (Note 5)	20,243
Transfer agent fees and expenses (Note 5)	416,673
Audit and tax services fees	60,393
Custodian fees and expenses	26,852
Legal fees	4,741
Registration fees	129,518
Shareholder reporting expenses	58,520
Miscellaneous expenses	17,998

Total expenses	3,871,906

Net investment income	3,362,391

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	6,346,461
Capital gain distributions received (Note 2)	1,555,733
Net change in unrealized appreciation (depreciation) on:
Investments	29,367,213

Net realized and unrealized gain on investments	37,269,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,631,798

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2012	Year Ended January 31, 2011
FROM OPERATIONS:
Net investment income	$3,362,391	$1,829,128
Net realized gain on investments	7,902,194	1,981,186
Net change in unrealized appreciation (depreciation) on investments	29,367,213	59,234,914

Net increase in net assets resulting from operations	40,631,798	63,045,228

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(540,094)	(645,020)
Class B	(1,162)	(15,938)
Class C	(5,266)	(46,485)
Class Y	(2,713,538)	(1,649,180)
Distributions from paid-in capital
Class A	—	(249,606)
Class B	—	(6,173)
Class C	—	(18,005)
Class Y	—	(638,760)

Total distributions	(3,260,060)	(3,269,167)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	53,905,219	92,894,134

Net increase in net assets	91,276,957	152,670,195
NET ASSETS
Beginning of the year	286,079,240	133,409,045

End of the year	$377,356,197	$286,079,240

UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME)	$27,942	$(74,389)

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Distributions from paid-in capital	Total distributions
Class A
1/31/2012	$16.71	$0.14	$1.92	$2.06	$(0.13)	$—	$—	$(0.13)
1/31/2011	12.15	0.12	4.65	4.77	(0.15)	—	(0.06)	(0.21)
1/31/2010	8.32	0.25	3.79	4.04	(0.21)	—	—	(0.21)
1/31/2009	16.96	0.33	(8.25)	(7.92)	(0.32)	(0.40)	—	(0.72)
1/31/2008	26.49	0.30	(6.85)	(6.55)	(0.31)	(2.67)	—	(2.98)
Class B
1/31/2012	16.73	0.02	1.91	1.93	(0.01)	—	—	(0.01)
1/31/2011	12.16	0.02	4.65	4.67	(0.07)	—	(0.03)	(0.10)
1/31/2010	8.29	0.19	3.79	3.98	(0.11)	—	—	(0.11)
1/31/2009	16.95	0.22	(8.25)	(8.03)	(0.23)	(0.40)	—	(0.63)
1/31/2008	26.45	0.11	(6.80)	(6.69)	(0.14)	(2.67)	—	(2.81)
Class C
1/31/2012	16.74	0.01	1.93	1.94	(0.01)	—	—	(0.01)
1/31/2011	12.18	0.01	4.66	4.67	(0.08)	—	(0.03)	(0.11)
1/31/2010	8.30	0.18	3.81	3.99	(0.11)	—	—	(0.11)
1/31/2009	16.97	0.22	(8.26)	(8.04)	(0.23)	(0.40)	—	(0.63)
1/31/2008	26.49	0.12	(6.82)	(6.70)	(0.15)	(2.67)	—	(2.82)
Class Y
1/31/2012	16.16	0.18	1.86	2.04	(0.18)	—	—	(0.18)
1/31/2011	11.76	0.15	4.50	4.65	(0.18)	—	(0.07)	(0.25)
1/31/2010	8.05	0.25	3.70	3.95	(0.24)	—	—	(0.24)
1/31/2009	16.46	0.38	(8.03)	(7.65)	(0.36)	(0.40)	—	(0.76)
1/31/2008	25.78	0.38	(6.66)	(6.28)	(0.37)	(2.67)	—	(3.04)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes fee/expense recovery of 0.01% for Class A, B, C and Y shares.

See accompanying notes to financial statements.

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			Ratio to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)		Net investment income (%) (e)	Portfolio turnover rate(%)

$18.64	12.46	$70,123	1.31		1.31		0.84	12
16.71	39.50	68,895	1.40	(f)	1.40	(f)	0.81	9
12.15	49.59	47,908	1.50		1.63		2.49	22
8.32	(48.80)	33,283	1.50		1.52		2.26	30
16.96	(25.22)	78,612	1.46		1.46		1.35	24

18.65	11.53	2,072	2.06		2.06		0.09	12
16.73	38.54	2,711	2.15	(f)	2.15	(f)	0.10	9
12.16	48.53	3,478	2.25		2.39		1.92	22
8.29	(49.23)	3,560	2.25		2.27		1.46	30
16.95	(25.72)	10,158	2.23		2.23		0.49	24

18.67	11.60	9,122	2.06		2.06		0.08	12
16.74	38.41	9,536	2.15	(f)	2.15	(f)	0.08	9
12.18	48.61	8,059	2.25		2.39		1.84	22
8.30	(49.24)	7,248	2.25		2.27		1.52	30
16.97	(25.70)	17,769	2.21		2.22		0.54	24

18.02	12.76	296,039	1.07		1.07		1.08	12
16.16	39.80	204,938	1.16	(f)	1.16	(f)	1.01	9
11.76	50.19	73,965	1.25		1.27		2.49	22
8.05	(48.77)	28,847	1.20		1.20		2.74	30
16.46	(24.82)	41,844	1.09		1.09		1.79	24

See accompanying notes to financial statements.

|  14

Notes to Financial Statements

January 31, 2012

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Effective January 1, 2012, the name of the Fund’s administrator changed from Natixis Asset Management Advisors, L.P. to NGAM Advisors, L.P. and the name of the Fund’s distributor changed from Natixis Distributors, L.P. to NGAM Distribution, L.P.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in

15  |

Notes to Financial Statements (continued)

January 31, 2012

the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2012 are included in the Statement of Operations. Estimates are

|  16

Notes to Financial Statements (continued)

January 31, 2012

based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2012 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2012, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

17  |

Notes to Financial Statements (continued)

January 31, 2012

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2012 and January 31, 2011 was as follows:

2012 Distributions Paid From:			2011 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
$3,260,060	$—	$3,260,060	$2,356,623	$—	$912,544	$3,269,167

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$102,711
Undistributed long-term capital gains	—

Total undistributed earnings	102,711

Capital loss carryforward:
Short-term:
Expires January 31, 2018	(17,532,085)

Post-October loss deferrals	(308,007)

Unrealized appreciation	79,076,184

Total accumulated earnings	$61,338,803

Capital loss carryforward utilized in the current year	$8,320,084

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Additionally, capital losses realized in taxable years beginning after the effective date of the Act are carried over in the character (short-term or long-term) realized. Rules in effect previously treated all capital loss carryforwards as short-term.

e.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

|  18

Notes to Financial Statements (continued)

January 31, 2012

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2012, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

19  |

Notes to Financial Statements (continued)

January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$366,879,425	$—	$—	$366,879,425
Short-Term Investments	—	10,478,450	—	10,478,450

Total	$366,879,425	$10,478,450	$—	$377,357,875

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2012, there were no transfers between Levels 1, 2 and 3.

In May, 2011, Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” was issued and is effective for interim and annual periods beginning after December 15, 2011. The ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers; and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Notwithstanding the projected regulatory implementation date of April 30, 2012 for the Fund, Management has already implemented disclosure of all transfers between Level 1 and Level 2, and the reasons for the transfers. Management is currently evaluating the impact, if any, the Level 3 disclosures may have on the Fund’s financial statements.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2012, purchases and sales of securities (excluding short-term investments) were $99,333,809 and $38,230,437, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

|  20

Notes to Financial Statements (continued)

January 31, 2012

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2012 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the year ended January 31, 2012, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class Y
1.50%	2.25%	2.25%	1.25%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2012, the management fees for the Fund were $2,691,142 (0.80% of average daily net assets).

No expenses were recovered during the year ended January 31, 2012 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”) (formerly Natixis Distributors, L.P.), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets

21  |

Notes to Financial Statements (continued)

January 31, 2012

attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the year ended January 31, 2012, the Fund paid the following service and distribution fees:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$172,499	$5,954	$23,415	$17,860	$70,245

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) (formerly Natixis Asset Management Advisors, L.P.) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2012, the Fund paid $155,853 in administrative fees to NGAM Advisors.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not to exceed what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of being held through the intermediaries.

|  22

Notes to Financial Statements (continued)

January 31, 2012

For the year ended January 31, 2012, the Fund paid $296,460 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations. As of January 31, 2012, the Fund owes NGAM Distribution $4,594 in reimbursements for sub-transfer agent fees.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended January 31, 2012 amounted to $62,881.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $265,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $95,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2012, the Chairperson of the Board received a retainer fee at the annual rate of $250,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $80,000. All other Trustee fees remain unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations.

23  |

Notes to Financial Statements (continued)

January 31, 2012

The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Prior to April 21, 2011, the commitment fee was 0.15% per annum.

For the year ended January 31, 2012, the Fund had no borrowings under these agreements.

7.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2012, $5,561 was rebated under these agreements.

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

|  24

Notes to Financial Statements (continued)

January 31, 2012

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	843,133	$14,473,184	1,150,259	$16,754,520
Issued in connection with the reinvestment of distributions	31,155	512,266	57,209	848,962
Redeemed	(1,234,025)	(20,929,295)	(1,027,048)	(15,265,322)

Net change	(359,737)	$(5,943,845)	180,420	$2,338,160

Class B
Issued from the sale of shares	5,312	$90,531	8,387	$120,357
Issued in connection with the reinvestment of distributions	64	1,067	1,364	20,198
Redeemed	(56,330)	(958,532)	(133,684)	(1,973,110)

Net change	(50,954)	$(866,934)	(123,933)	$(1,832,555)

Class C
Issued from the sale of shares	93,631	$1,630,706	77,471	$1,149,146
Issued in connection with the reinvestment of distributions	252	4,180	3,430	51,220
Redeemed	(174,825)	(3,013,511)	(173,219)	(2,579,212)

Net change	(80,942)	$(1,378,625)	(92,318)	$(1,378,846)

Class Y
Issued from the sale of shares	7,689,934	$127,924,413	8,593,728	$125,883,668
Issued in connection with the reinvestment of distributions	37,575	596,567	52,825	757,909
Redeemed	(3,974,777)	(66,426,357)	(2,258,241)	(32,874,202)

Net change	3,752,732	$62,094,623	6,388,312	$93,767,375

Increase (decrease) from capital share transactions	3,261,099	$53,905,219	6,352,481	$92,894,134

25  |

Report of Independent Registered Public

Accounting Firm

To the Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, the sole series of Natixis Funds Trust IV (the “Fund”), at January 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 22, 2012

|  26

2012 U.S. Tax Distribution Information to

Shareholders (Unaudited)

Corporate Dividends Received Deduction.  For the fiscal year ended January 31, 2012, 1.63% of dividends distributed by the AEW Real Estate Fund qualify for the dividends received deduction for corporate shareholders.

Qualified Dividend Income.  2.59% of the dividends distributed by the Fund during the fiscal year ended January 31, 2012 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 0% to 15% depending on an individual’s tax bracket.

27  |

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee since 2000 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	44 Director, Taubman Centers, Inc. (real estate investment trust)	Significant experience on the Board and on the board of other business organizations (including a real estate investment trust); government experience (including as Assistant Secretary of Defense under President Clinton); academic experience

Charles D. Baker (1956)	Trustee from 2005 to 2009 and since 2011 Contract Review and Governance Committee Member	Executive in Residence at General Catalyst Partners (venture capital and growth equity firm); formerly, President and Chief Executive Officer, Harvard Pilgrim Health Care (health care organization)	44 None	Significant experience on the Board; executive experience (including president and chief executive officer of a health care organization and executive officer of a venture capital and growth equity firm)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Daniel M. Cain (1945)	Trustee since 2000 Chairman of the Contract Review and Governance Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	44 Director, Sheridan Healthcare Inc. (physician practice management)	Significant experience on the Board and on the board of other business organizations (including at a health care organization); experience in the financial industry (including roles as chairman and former chief executive officer of an investment banking firm)

Kenneth A. Drucker (1945)	Trustee since 2008 Chairman of the Audit Committee	Retired	44 Formerly, Director, M Fund, Inc. (investment company); Director, Gateway Trust (investment company)	Significant experience on the Board and on the board of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Wendell J. Knox (1948)	Trustee since 2009 Audit Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	44 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the board of other business organizations (including at a commercial bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a consulting company)

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2000 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting)	44 Director, Verizon Communications; Director, AES Corporation (international power company); formerly, Director, Rohm and Haas Company (specialty chemicals)	Significant experience on the Board and on the board of other business organizations (including at an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee since 2009 Contract Review and Governance Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	44 None	Experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	44 None	Experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School	44 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Robert J. Blanding[3] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	44 None	Significant experience on the Board; continuing service as president, chairman, and chief executive officer of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company.	44 None	Experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES continued

John T. Hailer[5] (1960)	Trustee since 2000	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors L.P. and NGAM Distribution, L.P.	44 None	Significant experience on the Board; continuing experience as Chief Executive Officer of Natixis Global Asset Management, L.P.

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board on November 18, 2011.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series (collectively, the “Fund Complex”).

[3]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[5]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation During Past 5 Years[2]

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

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Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Wendell J. Knox and Mr. Kenneth A. Drucker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/10-1/31/11	2/1/11-1/31/12	2/1/10-1/31/11	2/1/11-1/31/12	2/1/10-1/31/11	2/1/11-1/31/12	2/1/10-1/31/11	2/1/11-1/31/12
Natixis Funds Trust IV	$43,990	$44,690	$100	$50	$14,376	$14,570	$—	$—

1. Audit-related fees consist of:

Year-end 1/31/2011- performance of agreed-upon procedures related to the Registrant’s deferred compensation plan and consulting services with respect to regulatory matters.

Year-end 1/31/2012 - performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2. Tax fees consist of:

Year-end 1/31/2011 – review of the Registrant’s tax returns, consulting services related to new Massachusetts filing requirements.

Year-end 1/31/2012 – review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during the years ended 1/31/2011 and 1/31/2012 were $14,476 and $14,620, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and entities controlling, controlled by or under common control with AEW Capital Management, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/10-1/31/11	2/1/11-1/31/12	2/1/10-1/31/11	2/1/11-1/31/12	2/1/10-1/31/11	2/1/11-1/31/12
Control Affiliates	$12,000	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/10-1/31/11	2/1/11-1/31/12
Control Affiliates	$83,200	$127,000

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 22, 2012

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 22, 2012